Summary of Significant Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Policies [Line Items]
Restricted cash			$ 1,573
Estimated life period	10 years
Advances from customers amount	$ 539		3,707,166
Enterprise years	5 years
Deferred government grant
Other income
Income tax percentage	24.00%	26.00%
Net profit
Securities, percentage	10.00%
Statutory surplus percentage	10.00%
Statutory surplus fund
Hong Kong [Member]
Summary of Significant Policies [Line Items]
Income tax percentage	8.25%
Net profit	$ 2,000,000
Discontinued Operations [Member]
Summary of Significant Policies [Line Items]
Advances from customers amount	16,357,806		26,424,582
Deferred government grant	74,937		97,137
Other income	20,084	$ 20,594
Continuing Operations [Member]
Summary of Significant Policies [Line Items]
Restricted cash
AGM Technology, and AGM Defi Tech [Member] | Hong Kong [Member]
Summary of Significant Policies [Line Items]
Income tax percentage	16.50%
PRC Companies [Member]
Summary of Significant Policies [Line Items]
Statutory surplus percentage	50.00%
Cash [Member]
Summary of Significant Policies [Line Items]
Restricted cash	$ 1,573
RMB [Member]
Summary of Significant Policies [Line Items]
Translated rate	7.1268		7.0827
Average exchange rate	7.1051%	6.9291%
US [Member]
Summary of Significant Policies [Line Items]
Translated rate	1		1
Average exchange rate	1.00%